Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2025, 2024, and 2023 is as follows:

EUR million
	Estimated useful life	1 January 2025	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2025
Cost		15,261	1,714	(20)		(1,286)	(1,179)	14,490
Brand names		32	—	—		—	—	32
IT developments	3-10 years	13,322	1,713	(7)		(1,286)	(1,084)	12,658
Other		1,907	1	(13)		—	(95)	1,800
Accumulated amortisation		(9,235)	—	12	(1,847)	1,228	795	(9,047)
Development		(8,312)	—	6	(1,715)	1,228	723	(8,070)
Other		(923)	—	6	(132)	—	72	(977)
Impairment losses		(205)	—	—	(108)	58	162	(93)
Of which addition					(108)
Of which Liberation
		5,821	1,714	(8)	(1,955)	—	(222)	5,350

EUR million
	Estimated useful life	1 January 2024	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2024
Cost		14,773	2,104	(8)		(1,169)	(439)	15,261
Brand names		40	—	—		—	(8)	32
IT developments	3-10 years	12,867	2,104	(8)		(1,169)	(472)	13,322
Other		1,866	—	—		—	41	1,907
Accumulated amortisation		(8,851)	—	6	(1,626)	1,062	174	(9,235)
Development		(8,078)	—	6	(1,546)	1,062	244	(8,312)
Other		(773)	—	—	(80)	—	(70)	(923)
Impairment losses		(68)	—	—	(227)	107	(17)	(205)
Of which addition					(227)
Of which Liberation					—
		5,854	2,104	(2)	(1,853)	—	(282)	5,821

EUR million
	Estimated useful life	1 January 2023	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2023
Cost		12,502	2,197	176		(230)	128	14,773
Brand names		33	—	8		(2)	1	40
IT developments	3-10 years	10,721	2,197	18		(196)	127	12,867
Other		1,748	—	150		(32)	—	1,866
Accumulated amortisation		(7,554)	—	5	(1,386)	209	(125)	(8,851)
Development		(6,866)	—	—	(1,294)	177	(95)	(8,078)
Other		(688)	—	5	(92)	32	(30)	(773)
Impairment losses		(44)	—	—	(53)	21	8	(68)
Of which addition					(53)
Of which Liberation					—
		4,904	2,197	181	(1,439)	—	11	5,854
In 2025, 2024 and 2023, impairment losses of EUR 108 million, EUR 227 million and EUR 53 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to transform or integrate businesses and to adapt to the various regulatory changes